Collection Period Ended 30-Nov-2010
Interest Period of the Class A-1 Notes (from... to)
Principal Note
Payment Factor
29,899,043.08 0.017367
0.00 1.000000
0.00 1.000000
0.00 1.000000
29,899,043.08
Interest & Principal
Payment
29,907,997.71
128,333.33
502,916.67
120,945.67
30,660,193.38
761,150.30
502,916.67
Total
8,954.63
1.183333
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-3 Notes 1.420000%
per $1000 Face Amount
1.183333
106.814278
Class A-2 Notes 0.700000% 128,333.33 0.583333 0.583333
Class A-1 Notes 0.309120%
Current Overcollateralization Amount 106,292,847.07 12.90%
0.031981
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Target Overcollateralization Amount 106,292,847.07 12.90%
Yield Supplement Overcollateralization Amount 54,176,014.97 40,922,984.08 39,184,240.96
Pool Balance
1,150,006,889.88
899,225,802.31
863,159,799.63
Overcollateralization 103,010,874.91 110,721,063.55 106,292,847.07
Adjusted Pool Balance 1,095,830,874.91 858,302,818.23 823,975,558.67
0.000000
Total Note Balance
992,820,000.00
747,581,754.68
717,682,711.60
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
0.000000
Class A-3 Notes 425,000,000.00 425,000,000.00 425,000,000.00 0.000000
Class A-2 Notes 220,000,000.00 220,000,000.00 220,000,000.00
Face Amount
Class A-1 Notes 280,000,000.00 34,761,754.68 4,862,711.60 106.782297
Balance Balance Balance
Actual/360 Days
Summary
Initial Beginning Ending Principal per $1000
Distribution Date 15-Dec-2010
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Nov-2010 15-Dec-2010 30/360 Days 30
15-Nov-2010 15-Dec-2010
Collection Period (from... to) 1-Nov-2010 30-Nov-2010
Determination Date 13-Dec-2010
Record Date 14-Dec-2010
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
Dates
Collection Period No. 7
Aggregate Principal Distributable Amount
0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance 2,739,577.19
Priority Principal Distributable Amount 0.00 0.00 0.00
29,899,043.08 29,899,043.08 0.00
Regular Principal Distributable Amount 29,899,043.08 29,899,043.08
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 761,150.30 761,150.30 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 502,916.67 502,916.67 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-1 Notes 8,954.63 8,954.63 0.00
thereof on Class A-2 Notes 128,333.33 128,333.33 0.00
Total Trustee Fee 0.00 0.00 0.00
Monthly Interest Distributable Amount 761,150.30 761,150.30 0.00
Due Paid Shortfall
Total Servicing Fee 749,354.84 749,354.84 0.00
Total Distribution
38,710,782.41
Distribution Detail
Available Funds
38,710,782.41
(9) Excess Collections to Certificateholders 7,301,234.19
Available Collections
38,710,782.41 (7) Additional Servicing Fee and Transition Costs 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Investment Earnings 230.51 (6) Regular Principal Distributable Amount 29,899,043.08
Recoveries 231,684.89 (3) Interest Distributable Amount Class A Notes 761,150.30
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Interest Collections 3,079,998.55 Nonrecoverable Advances to the Servicer 0.00
Net Liquidation Proceeds 138,325.04 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Available Funds
Distributions
Principal Collections 35,260,543.42 (1) Total Servicing Fee 749,354.84
31-60 Days Delinquent
Total 863,159,799.63 34,140 100.00%
61-90 Days Delinquent 689,774.78 22 0.08%
91-120 Days Delinquent 421,820.12 13 0.05%
Percentage
Current
3,409,044.33 127 0.39%
858,639,160.40 33,978 99.48%
Weighted Average Seasoning (months) 11.89 19.38
Delinquency Profile *
Amount Number of Receivables
As of Cutoff Date Current
Weighted Average APR 4.06% 4.03%
Weighted Average Number of Remaining Payments 50.23 43.38
Principal Gross Losses 805,459.26
Pool Balance end of Collection Period 863,159,799.63
Pool Factor 75.06%
Pool Balance beginning of Collection Period 899,225,802.31 34,757
Principal Collections 22,327,102.60
34,140
Principal Collections attributable to Full Pay-offs 12,933,440.82
Principal Purchase Amounts 0.00
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Investment Earnings
Net Investment Earnings on the Reserve Fund 18.19
Net Investment Earnings on the Collection Account 212.32
Investment Earnings for the Collection Period 230.51
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
Reserve Fund Deficiency 0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 18.19 minus Net Investment Earnings 18.19
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.175%
Principal Net Losses 441,333.57
Cumulative Principal Net Losses 2,011,262.59
Principal Gross Losses 805,459.26
Principal Net Liquidation Proceeds 134,659.75
Principal Recoveries 229,465.94
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current